Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (13,727,380)	$ (60,477,680)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	162,209	163,300
Stock-based compensation expense	40,764,136
Non-cash interest expense	187,575	1,206,697
Merger transaction costs	7,099,353
Change in fair value of convertible promissory notes	(48,468,678)	50,428,303
Loss on Series A Preferred Stock issuance	799,990
Loss on issuance of commitment shares	890,000
Change in fair value of warrants	58,180
Amortization of right-of-use asset	241,372	215,057
Change in operating assets and liabilities:
Prepaid expenses and other assets	(246,005)	(317,605)
Other assets	(511,011)	323,742
Accounts payable	1,685,692	1,114,261
Accrued expenses and other liabilities	(681,450)	(603,832)
Operating lease liabilities	(252,713)	(223,361)
Net cash used in operating activities	(11,998,730)	(8,171,118)
Cash flows from investing activities:
Purchases of property and equipment		(133,000)
Net cash used in investing activities		(133,000)
Cash flows from financing activities:
Cash acquired in connection with the reverse recapitalization	229,328
Proceeds from issuance of Series A Preferred Stock	2,000,000
Proceeds from issuance of Series C Preferred Stock	6,000,000
Proceeds from loan agreement	1,000,000
Nonrefundable prepaid proceeds towards anticipated Series A-1 Preferred Stock Issuance	3,000,000
Payments of deferred transaction costs		(127,750)
Proceeds from issuance of convertible promissory notes		4,000,000
Net cash provided by financing activities	12,229,328	3,872,250
Net increase (decrease) in cash	230,598	(4,431,868)
Cash – beginning of period	1,052,397	5,484,265
Cash – end of period	1,282,995	1,052,397
Supplementary disclosure of noncash investing and financing activities:
Reverse recapitalization transaction fees included in accrued expenses and other liabilities		2,455,120
Conversion of convertible promissory notes into common stock in connection with Merger	46,622,627
Repurchase of Series B preferred stock	3,613,000
Issuance of common stock for net liabilities upon reverse recapitalization, net of transaction costs	$ 3,113,309